UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

 (Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha NE	68137
(Address of principal executive offices)	(Zip code)

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

 (Name and address of agent for service)

Registrant's telephone number, including area code: 631.470.2619

Date of fiscal year end:  09/30/2012

Date of reporting period: 03/31/2012

ITEM 1.

REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended March 31, 2012 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI - ANNUAL REPORT

Camelot Premium Return Fund

March 31, 2012

Mutual Fund Series Trust

c/o Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

CAMELOT PREMIUM RETURN FUND

MARCH 31, 2012

                                                 SEMI - ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) - Camelot Premium Return Fund (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at 10/01/11 and held for the entire period of 10/01/11 through 03/31/12.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 10/01/11). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 10/01/11 through 03/31/12.
Actual Fund Return (in parentheses)	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Expenses Paid During Period*
Camelot Premium Return Fund Class A (+23.46%)	$ 1,000.00	$ 1,234.60	$ 10.11
Camelot Premium Return Fund Class C (+23.03%)	$ 1,000.00	$ 1,230.30	$ 14.27

Hypothetical 5% Fund Return	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Expenses Paid During Period*
Camelot Premium Return Fund Class A	$ 1,000.00	$ 1,016.00	$ 9.12
Camelot Premium Return Fund Class C	$ 1,000.00	$ 1,012.20	$ 12.88

*Expenses are equal to the Fund’s annualized expense ratios of 1.81% and 2.56% for the Camelot Premium Return Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-855-226-3863. Please read it carefully before you invest or send money.

CAMELOT PREMIUM RETURN FUND

MARCH 31, 2012

                                                 SEMI - ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) - Camelot Premium Return Fund (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated February 1, 2012 were as follows:
Camelot Premium Return Fund Class A, gross of fee waivers or expense reimbursements	2.54%
Camelot Premium Return Fund Class A, after waiver and reimbursement	1.92%
Camelot Premium Return Fund Class C, gross of fee waivers or expense reimbursements	3.29%
Camelot Premium Return Fund Class C, after waiver and reimbursement	2.67%

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.50% through January 31, 2013.Total Gross Operating Expenses (Annualized) during the six month period ended March 31, 2012 were 2.22% and 2.97% for the Camelot Premium Return Fund Class A and Class C shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the six month period ended March 31, 2012.

CAMELOT PREMIUM RETURN FUND

PORTFOLIO BREAKDOWN - MARCH 31, 2012 (Unaudited)

                   SEMI - ANNUAL REPORT

Percentage of Net Assets
Common Stocks	53.38%
Auto Manufacturers	1.07%
Banks	0.46%
Beverages	1.26%
Building Materials	2.23%
Commercial Services	2.21%
Diversified Financial Services	1.95%
Electric	2.49%
Entertainment	1.73%
Environmental Control	1.16%
Healthcare Products	3.85%
Home Builders	1.33%
Insurance	4.40%
Investment Companies	2.30%
Oil & Gas	3.15%
Pharmaceuticals	1.64%
Pipelines	2.97%
Private Equity	5.41%
Real Estate	1.21%
Real Estate Investment Trusts	3.25%
Retail	1.27%
Semiconductors	1.50%
Software	1.47%
Telecommunications	3.91%
Trucking & Leasing	1.16%
Exchange-Traded Funds	9.97%
Debt Funds	8.72%
Equity Fund	1.25%
Mutual Funds	9.80%
Debt Funds	9.80%
Preferred Stock	10.16%
Insurance	1.78%
Investment Companies	2.42%
Real Estate Investment Trusts	5.96%
Retail	0.00%
Short-Term Investments	26.24%
Call Options Written	(0.36%)
Put Options Written	(1.55%)
Liabilities in Excess of Other Assets, Net	(7.64%)
Net Assets	100.00%

Percentages in the above table are based on market value of the Fund’s Net Assets as of March 31, 2012 and are subject to change.

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited)	SEMI - ANNUAL REPORT

	Shares	Value

COMMON STOCKS - (53.38%)

Auto Manufacturers - (1.07%)
Ford Motor Co.	13,500	$ 168,615

Banks - (0.46%)
Citigroup, Inc.	2,000	73,100

Beverages - (1.26%)
PepsiCo, Inc.	3,000	199,050

Building Materials - (2.23%)
Cemex SAB de CV ADR *	31,616	245,340
Griffon Corp. (a)	10,000	107,000
		352,340
Commercial Services - (2.21%)
Western Union Co.	19,800	348,480

Diversified Financial Services - (1.95%)
BlackRock, Inc. (a)	1,500	307,350

Electric - (2.49%)
Exelon Corp.	10,000	392,100

Entertainment - (1.73%)
Regal Entertainment Group - Class A (a)	20,000	272,000

Environmental Control - (1.16%)
Republic Services, Inc.	6,000	183,360

Healthcare Products - (3.85%)
Covidien PLC	4,000	218,720
Medtronic, Inc.	5,000	195,950
Zimmer Holdings, Inc.	3,000	192,840
		607,510
Home Builders - (1.33%)
Brookfield Residential Properties, Inc. *	19,760	209,061

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited)	SEMI - ANNUAL REPORT

	Shares	Value

COMMON STOCKS - (53.38%) (Continued)

Insurance - (4.40%)
Berkshire Hathaway, Inc. - Class B *	5,000	$ 405,750
Hilltop Holdings, Inc. *	10,000	83,900
PartnerRe Ltd.	3,000	203,670
		693,320
Investment Companies - (2.30%)
Apollo Investment Corp.	20,000	143,400
Prospect Capital Corp. (c)	20,000	219,600
		363,000
Oil & Gas - (3.15%)
Apache Corp.	1,500	150,660
Devon Energy Corp.	3,000	213,360
Petroleo Brasileiro S.A. ADR	5,000	132,800
		496,820
Pharmaceuticals - (1.64%)
Abbott Laboratories	2,000	122,580
Teva Pharmaceutical Industries Ltd. ADR	3,000	135,180
		257,760
Pipelines - (2.97%)
Energy Transfer Partners, L.P. (c)	10,000	469,100

Private Equity - (5.41%)
American Capital Ltd. *	80,000	693,600
Blackstone Group, L.P.	10,000	159,400
		853,000
Real Estate - (1.21%)
St. Joe Co. (c)*	10,000	190,100

Real Estate Investment Trusts - (3.25%)
American Capital Mortgage Investment Corp.	5,000	108,850
Annaly Capital Management, Inc.	10,000	158,200
One Liberty Properties, Inc.	10,000	183,000
Two Harbors Investment Corp.	6,193	62,797
		512,847
Retail - (1.27%)
Orchard Supply Hardware Stores Corp. - Class A (c) *	134	2,767
PF Chang’s China Bistro, Inc.	5,000	197,600
		200,367
Semiconductors - (1.50%)
Applied Materials, Inc.	13,000	161,720
First Solar, Inc. (c) *	3,000	75,150
		236,870
Software - (1.47%)
Microsoft Corp. (a)	7,200	232,200

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited)	SEMI - ANNUAL REPORT

	Shares	Value

COMMON STOCKS - (53.38%) (Continued)

Telecommunications - (3.91%)
Cisco Systems, Inc.	5,000	$ 105,750
Frontier Communications Corp.	102,119	425,836
Sprint Nextel Corp. *	30,000	85,500
		617,086
Trucking & Leasing - (1.16%)
Tal International Group, Inc. (a)	5,000	183,550

TOTAL COMMON STOCKS (Cost $8,869,218)		8,418,986

EXCHANGE-TRADED FUNDS - (9.97%)

Debt Funds - (8.72%)
Vanguard Short-Term Bond ETF	17,000	1,376,150

Equity Fund - (1.25%)
Market Vectors Junior - Gold Miners ETF	8,000	196,400

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,632,189)		1,572,550

MUTUAL FUNDS - (9.80%)

Debt Funds - (9.80%)
Lord Abbett Investment Trust - Short Duration Income Fund	336,095	1,546,036

TOTAL MUTUAL FUNDS (Cost $1,542,480)		1,546,036

PREFERRED STOCKS - (10.16%)

Insurance - (1.78%)
PartnerRe Ltd., 6.50% - Series D	2,357	59,043
PartnerRe Ltd., 6.75% - Series C	8,860	221,766
		280,809
Investment Companies - (2.42%)
Ares Capital Corp., 7.75% 10/15/40 Series	15,000	380,850

Real Estate Investment Trusts - (5.96%)
Apartment Investment Management Co. 7.75% - Series U	10,107	253,686
First Industrial Realty Trust, Inc. 7.25% - Series K	10,251	242,231
Inland Real Estate Corp., 8.12% - Series A	10,000	255,900
Vornado Realty Trust, 6.88% - Series J	7,000	188,650
		940,467
Retail - (0.00%)
Orchard Supply Hardware Stores Corp. 0.00% - Class A (c)*	134	280

TOTAL PREFERRED STOCKS (Cost $1,555,074)		1,602,406

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited)	SEMI - ANNUAL REPORT

	Shares	Value

SHORT-TERM INVESTMENTS - (26.24%)

Money Market Fund
Fidelity Institutional Money Market Portfolio, Class I, 0.26% (b) (d)	1,370,693	$ 1,370,693
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.20% (b)	2,768,182	2,768,182

TOTAL SHORT-TERM INVESTMENTS (Cost $4,138,875)		4,138,875

TOTAL INVESTMENTS (Cost $17,737,836) - 109.55%		17,278,853

CALL OPTIONS WRITTEN (Proceeds $40,414) - (0.36%)		(56,778)

PUT OPTIONS WRITTEN (Proceeds $278,729) - (1.55%)		(244,745)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.64%)		(1,205,099)

NET ASSETS - 100.00%		$ 15,772,231

*

Non-income producing security.

(a)

All or a portion of the security is pledged as collateral for call options written.

(b)

Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.

(c)

All or a portion of the security is out on loan at March 31, 2012. Total loaned securities had market value of $944,206 at March 31, 2012.

(d)

All or a portion of the security is segregated as collateral for securities on loan at March 31, 2012. Total collateral had a market value of $1,370,693

ADR - American Depositary Receipts

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Note

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (unaudited)		SEMI - ANNUAL REPORT

	Expiration Date -
CALL OPTIONS WRITTEN (-0.36%)	Exercise Price	Contracts (e)	Value
BlackRock, Inc.	04/21/2012 - $195.00	15	$ 14,400
Griffon Corp.	04/21/2012 - $10.00	100	9,500
Microsoft Corp.	04/21/2012 - $30.00	72	16,128
Regal Entertainment Group - Class A	07/21/2012 - $15.00	200	7,000
TAL International Group, Inc.	04/21/2012 - $35.00	50	9,750
TOTAL CALL OPTIONS WRITTEN (Proceeds $40,414)			$ 56,778

PUT OPTIONS WRITTEN (-1.55%)
American Capital Mortgage Investment Corp.	04/21/2012 - $22.50	100	10,500
Annaly Capital Management, Inc.	04/21/2012 - $16.00	100	2,700
Arch Coal, Inc.	04/21/2012 - $13.00	150	34,500
Becton Dickinson and Co.	06/16/2012 - $75.00	40	4,800
BHP Billiton Plc – ADR	04/21/2012 - $60.00	40	4,400
Cimarex Energy Co.	06/16/2012 - $75.00	40	20,400
Energy Transfer Equity, L.P.	07/21/2012 - $40.00	75	18,375
Exelon Corp.	04/21/2012 - $41.00	25	4,750
FirstEnergy Corp.	04/21/2012 - $40.00	50	500
Ford Motor Co.	06/16/2012 - $12.00	100	4,300
Frontier Communications Corp.	05/19/2012 - $4.00	500	10,000
Gilead Sciences, Inc	05/19/2012 - $45.00	65	7,345
iPath S&P 500 VIX Short – Term Futures ETN	06/16/2012 - $15.00	200	31,200
Lexmark International, Inc - Class A	04/21/2012 - $34.00	100	11,500
Medtronic, Inc.	05/19/2012 - $38.00	50	3,650
Norfolk Southern Corp.	05/19/2012 - $65.00	25	5,125
Norfolk Southern Corp.	06/16/2012 - $65.00	50	14,250
PartnerRe Ltd.	05/19/2012 - $60.00	30	750
Peabody Energy Corp.	06/16/2012 - $30.00	100	29,300
People’s United Financial, Inc.	05/19/2012 - $12.00	250	3,750
PepsiCo, Inc.	07/21/2012 - $62.50	50	3,950
SPDR Barclays Capital High Yield Bond ETF	06/16/2012 - $38.74	100	9,000
TAL International Group, Inc.	04/21/2012 - $30.00	50	500
Valero Energy Corp.	06/16/2012 - $18.00	150	2,100
Western Union Co.	05/19/2012 - $18.00	100	7,100
TOTAL PUT OPTIONS WRITTEN (Proceeds $278,729)			$ 244,745

(e) One contract is equivalent to 100 shares of common stock.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 2012 (Unaudited)	SEMI - ANNUAL REPORT

Assets:
Investments in securities, at value	$ 17,278,853
Deposits at broker	163,131
Receivables:
Dividends	48,497
Interest	2,400
Prepaid expenses	6,892
Total assets	17,499,773

Liabilities:
Options written, at value	301,523
Payables:
Securities loan payable (Note 1)	1,370,693
Distribution fees	27,686
Due to Advisor	7,655
Due to administrator and related parties	8,546
Other liabilities and accrued expenses	11,439
Total liabilities	1,727,542
Net Assets	$ 15,772,231

Net Assets consist of:
Paid-in capital	$ 15,704,934
Undistributed net realized gain on investments	451,895
Undistributed net investment income	56,765
Net unrealized depreciation on investments and options written	(441,363)

Total Net Assets	$ 15,772,231

Investments in securities, at cost	$ 17,737,836
Options written, proceeds	$ 319,143

Class A shares:
Net assets	$ 15,627,585
Shares of beneficial interest outstanding (1)	1,565,544
Net asset value price per share	$ 9.98
Maximum offering price per share (2)	$ 10.59
Minimum redemption price per share (3)	$ 9.88

Class C shares:
Net assets	$ 144,646
Shares of beneficial interest outstanding (1)	14,565
Net asset value price per share	$ 9.93
Minimum redemption price per share (4)	$ 9.83

(1) Unlimited number of shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.
(3)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(4)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
STATEMENT OF OPERATIONS	SEMI - ANNUAL REPORT

For the Six Month Ended
March 31, 2012
(Unaudited)
Investment income:
Dividends (net of foreign tax withholding of $748)	$ 224,104
Securities lending income	24,379
Interest	1,037
Total investment income	249,520

Expenses:
Advisory fees (Note 5)	67,864
Distribution and/or service (12b-1) fees - Class A	16,798
Distribution and/or service (12b-1) fees - Class C	671
Administrator and related parties fees	30,404
Audit fees	7,020
Compliance officer compensation	5,901
Registration fees	4,516
Legal fees	4,207
Interest expense	3,742
Custody fees	2,907
Miscellaneous	2,511
Pricing fees	2,000
Trustees' fees	1,680
Insurance fees	653
Networking fees	101
Total expenses	150,975
Less: fees waived (Note 5)	(27,857)
Net expenses	123,118

Net investment income	126,402

Realized and unrealized gain/(loss) on investments, securities sold short and option written:
Net realized gain on investments	218,239
Net realized gain on securities sold short	98,194
Net realized gain on options written	430,045
Net unrealized appreciation on investments	1,165,130
Net unrealized appreciation on securities sold short	219,806
Net unrealized appreciation on options written	482,501
Net realized and unrealized gain on investments, securities sold short and option written	2,613,915

Net increase in net assets resulting from operations	$ 2,740,317

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS	SEMI - ANNUAL REPORT

	For the Six Month Ended	For the Period Ended
	March 31, 2012	September 30, 2011 (1)
	(Unaudited)
Increase/(decrease) in Net Assets
Operations:
Net investment income	$ 126,402	$ 15,872
Net realized gain on investments, securities sold short and options written	746,478	626,442
Net unrealized appreciation (depreciation) on investments,
securities sold short and options written	1,867,437	(2,308,800)
Net increase/(decrease) in net assets resulting from operations	2,740,317	(1,666,486)

Distributions to shareholders from:
Net investment income - Class A	(85,094)	-
Net investment income - Class C	(415)	-
Realized gains - Class A	(535,772)	(377,677)
Realized gains - Class C	(5,248)	(2,328)
Total distributions to shareholders	(626,529)	(380,005)

Increase in net assets from capital share
transactions (Note 2)	2,555,854	13,149,080

Total increase in net assets	4,669,642	11,102,589

Net Assets:
Beginning of period	11,102,589	-
End of period	$ 15,772,231	$ 11,102,589
Accumulated net investment income	$ 56,765	$ 15,872

(1) Camelot Premium Return Fund commenced operations on December 27, 2010.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period		SEMI - ANNUAL REPORT

	Class A

	For the Six Month Ended		For the Period Ended
	March 31, 2012		September 30, 2011(1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 8.46		$ 10.00

Investment operations:
Net investment income *	0.10		0.02
Net realized and unrealized gain/(loss) on
investments	1.85		(1.24)
Total from investment operations	1.95		(1.22)

Distributions from:
Net investment income	(0.06)		-
Net realized capital gains	(0.37)		(0.32)
Total distributions	(0.43)		(0.32)

Net Asset Value, End of Period	$ 9.98		$ 8.46

Total Return (a)	23.46%		(12.51)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 15,628		$ 10,985

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.22%	(c)	2.40%	(c)
After fees waived and expenses absorbed (b)	1.81%	(c)	1.78%	(c)

Ratio of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed (b)	1.46%	(c) (d)	(0.42)%	(c) (d)
After fees waived and expenses absorbed (b)	1.87%	(c) (d)	0.20%	(c) (d)

Portfolio turnover rate	25.81%	(e)	27.25%	(e)

(1)			Camelot Premium Return Fund commenced operations on December 27, 2010.
(a)			Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)		These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.
(d)			The ratios include 0.06% for the six month period ended March 31, 2012 and 0.03% for the period ended September 30, 2011attributed to interest expense.
(e) Not Annualized.

*	Net investment income per share is based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period		SEMI - ANNUAL REPORT

	Class C

	For the Six Month Ended		For the Period Ended
	March 31, 2012		September 30, 2011(1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 8.42		$ 10.00

Investment operations:
Net investment income *	0.06		0.01
Net realized and unrealized gain/(loss) on
Investments	1.85		(1.27)
Total from investment operations	1.91		(1.26)

Distributions from:
Net investment income	(0.03)		-
Net realized capital gains	(0.37)		(0.32)
Total distributions	(0.40)		(0.32)

Net Asset Value, End of Period	$ 9.93		$ 8.42

Total Return (a)	23.03%		(12.91)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 145		$ 118

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.97%	(c)	3.15%	(c)
After fees waived and expenses absorbed (b)	2.56%	(c)	2.53%	(c)

Ratio of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed (b)	0.71%	(c) (d)	(0.48%)	(c) (d)
After fees waived and expenses absorbed (b)	1.12%	(c) (d)	0.14%	(c) (d)

Portfolio turnover rate	25.81%	(e)	27.25%	(e)

(1)		Camelot Premium Return Fund commenced operations on December 27, 2010.
(a)		Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)		These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.
(d)		The ratios include 0.06% for the six month period ended March 31, 2012 and 0.03% for the period ended September 30, 2011 attributed to interest expense.
(e) Not Annualized.

*	Net investment income per share is based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI - ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include the following series: Camelot Premium Return Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment advisor is Camelot Portfolios, LLC (the “Advisor”).

Camelot Premium Return Fund commenced operations on December 27, 2010. The Fund’s objective is to achieve a consistent high rate of gains and total return with lower volatility than common stocks as measured by standard deviation.

The Fund offers two classes of shares, Class A and Class C. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations;
(d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -

Quoted prices in active markets for identical securities;

Level 2 -

Other significant observable inputs (including quoted prices for similar securities and identical securities in inactive market, interest rates, amortized cost, credit risk etc.);

Level 3 -

Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI - ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of March 31, 2012:

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Common Stock (b)	$ 8,418,986	$ -	$ 8,418,986
Exchange-Traded Funds(b)	1,572,550	-	1,572,550
Short-Term Investments	-	4,138,875	4,138,875
Mutual Funds	1,546,036	-	1,546,036
Preferred Stocks	1,602,406	-	1,602,406
Total	$ 13,139,978	$ 4,138,875	$ 17,278,853

Liabilities
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Call Options Written	$ (56,778)	$ -	$ (56,778)
Put Options Written	(244,745)	-	(244,745)
Total	$ (301,523)	$ -	$ (301,523)

(a) As of and during the six month period ended March 31, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b) All common stock and exchange-traded funds/notes held by the Fund are Level 1 securities. For a detailed break-out of both by major industry classification, please refer to the Schedule of Investments.

During the six month period ended March 31, 2012, no securities were fair valued.

(b)

Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI - ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Options written, at value	$ 56,778
Put options written	Options written, at value	244,745
Total		$ 301,523

The effect of derivative instruments on the Statement of Operations for the six month period ended March 31, 2012 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Gain (Loss) on Derivatives Recognized in Income	Realized and Unrealized Gain (Loss) on Liability Derivatives Recognized in Income
Call options written	Net change in unrealized appreciation on options written	$ (38,565)
Put options written	Net change in unrealized appreciation on options written	521,066
Call options written	Net realized gain on options written	104,068
Put options written	Net realized gain on options written	325,977
Total		$ 912,546

c)

Short Sales - The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

d)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six month period ended March 31, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the six month period ended March 31, 2012, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax periods and has concluded that no provision for income tax is required in these financial statements. No examination of the Fund’s tax return is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI - ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption fees and sales charges (loads) - The Fund does not charge redemption fees. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six month period ended March 31, 2012 there were no CDSC fees paid to the Advisor.

k)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2)

 CAPITAL SHARE TRANSACTIONS

At March 31, 2012, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the six month period ended:
March 31, 2012
Class A
Shares……………………………	375,088	(125,154)	17,069	267,003
Value…………………………….	$ 3,582,154	$ (1,192,483)	$ 160,520	$ 2,550,191
Class C
Shares……………………………	-	-	603	603
Value…………………………….	$ -	$ -	$ 5,663	$ 5,663

At September 30, 2011, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
September 30, 2011 (1)
Class A
Shares……………………………	1,372,918	(85,730)	11,353	1,298,541
Value…………………………….	$ 13,747,185	$ (848,455)	$ 107,972	$ 13,006,702
Class C
Shares……………………………	13,704	-	258	13,962
Value…………………………….	$ 140,050	$ -	$ 2,328	$ 142,378

(1) The Fund commenced operations on December 27, 2010.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI - ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the six month period ended March 31, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 4,887,050	$ 3,254,750

There were no government securities purchase or sold during the period.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the six month period ended March 31, 2012, were as follows:

	Call Options
	Number of Options *	Option Premiums

Options outstanding at beginning of period	678	$ 62,546
Options written	2,232	177,726
Options covered	(20)	(7,080)
Options exercised	(1,055)	(87,770)
Options expired	(1,398)	(105,008)
Options outstanding at end of period	437	$ 40,414

	Put Options
	Number of Options *	Option Premiums

Options outstanding at beginning of period	1,585	$ 362,292
Options written	3,809	486,217
Options exercised	(1,268)	(243,803)
Options expired	(1,586)	(325,977)
Options outstanding at end of period	2,540	$ 278,729

* One option contract is equivalent to one hundred shares of common stock.

(5)           ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Camelot Portfolios LLC is the Advisor to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of the Fund. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six month period ended March 31, 2012, advisory fees of $67,864 were incurred by the Fund, before the waiver and reimbursement described below, with $7,655 remaining payable to the Advisor at March 31, 2012.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.50% for all classes of the Fund’s shares through January 31, 2013. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI - ANNUAL REPORT

(5)           ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

For the six month period ended March 31, 2012, the Advisor waived advisory fees of $27,857. As of March 31, 2012, the Advisor may recapture $27,857 of waived advisory fees no later than September 30, 2015 and $48,567 no later than September 30, 2014.

Prior to April 30, 2012, the Trust was party to an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix”). Pursuant to the Services Agreement, Matrix provided day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services, the Fund paid Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended March 31, 2012, the Fund incurred $21,111 in service fees, including out-of-pocket expenses, with $4,324 remaining payable at March 31, 2012.

Prior to March 15, 2012, pursuant to the Services Agreement, Matrix provided chief compliance officer services to the Fund. For these services Matrix received a $12,000 per year base fee per Fund. For the period from October 1, 2011 through March 15, 2012, Matrix earned compliance fees of $5,484, with $484 remaining payable at March 31, 2012.

Effective March 15, 2012, MFund Services LLC (“MFund”) began providing chief compliance officer services to the Fund. For its services, MFund will receive a $10,000 per year base fee. For the period from March 15, 2012 through March 31, 2012, MFund earned compliance fees of $417, with $417 remaining payable at March 31, 2012.

MFund Services LLC, formerly Abbington Capital Group, LLC, provides the Fund with various management and administrative services. For these services, the Fund pays MFund a base fee of $5,000 annually, an annual asset-based fee of 0.10% of net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses. For the six month period ended March 31, 2012, the Fund incurred $9,293 in service fees, with $3,321 remaining payable at March 31, 2012.

Prior to April 1, 2012, Matrix Capital Group, LLC acted as Distributor of the Fund’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund were officers and/or employees of Matrix.

Through February 27, 2012, the Trust had adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund paid to the Advisor a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares were paying 0.25% per annum of 12b-1 fees. Class C shares were paying 1.00% per annum of 12b-1 fees. The Advisor, in turn, paid such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund. The Distribution Plan was a compensation plan, which meant that compensation was provided regardless of 12b-1 expenses incurred.

Effective February 28, 2012, the Trust has adopted a New Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares. Under the New Distribution Plan related to the Class A Shares, the Fund may incur an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares. Class A Shares of the Fund are currently incurring an annual fee of up to 0.25% of average daily net assets. Under the Fund’s Plan related to the Class C Shares, the Fund may incur an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares. The New Distribution Plan is a reimbursement plan, which means that compensation is provided only as 12b-1 expenses are incurred.

For the six month period ended March 31, 2012, the Advisor received $0 in underwriter concessions from the sale of shares of the Fund.

(6)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2012 for the Fund was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 17,437,122	$ 551,537	$ (1,011,329)	$ (459,792)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

                                                                                SEMI - ANNUAL REPORT

(6)

TAX MATTERS

(Continued)

The Fund’s tax basic distributable earnings are determined only at the end of each fiscal year. As of September 30, 2011, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis was as follows:

	Undistributed	Undistributed	Total
Unrealized	Ordinary	Capital	Distributable
(Depreciation)	Income	Gains	Earnings
$ (2,327,228)	$ 274,881	$ 5,856	$ (2,046,491)

The undistributed ordinary income and capital gains shown above differ from corresponding undistributed net investment income and accumulated net realized gain figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of wash sales.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund’s fiscal year as required by federal securities laws. The tax character of dividends and distributions paid during the six month period ended March 31, 2012 and the period ended September 30, 2011 were as follows:

	Ordinary Income	Long-Term Capital Gains
Six Month Period Ended March 31, 2012	$ 620,673	$ 5,856
Period Ended September 30, 2012 (1)	$ 380,005	$ -

(1) The Fund commenced operations on December 27, 2010.

(7)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Institutional Money Market Portfolios (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders. The performance of the Fund may be directly affected by the performance of Fidelity. As of March 31, 2012, 26.24% of the Fund’s net assets were invested in Fidelity.

(8)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

                                                                                SEMI - ANNUAL REPORT

(9)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2012, FOLIOFN Investments, Inc. Special Custody Account for the Exclusive Benefit of Customers held 73.05% of the Fund and may be deemed to control the Fund.

(10)

SUBSEQUENT EVENTS

Effective April 1, 2012, Matrix Capital Group, Inc. resigned as Distributor to the Fund and was replaced by Northern Lights Distributors, LLC.

Effective April 30, 2012, the Services Agreement with Matrix was terminated and a New Services Agreement was entered into between the Trust and Gemini Fund Services, LLC (“GFS”). Pursuant to the New Services Agreement, the Fund will pay GFS an annual asset-based fee of 0.13% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.

Certain officers of the Fund are officers and/or employers of GFS, an affiliate of the Distributor.

(11)

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund's financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

CAMELOT PREMIUM RETURN FUND

Additional Information (Unaudited)

MARCH 31, 2012

                                                                                SEMI - ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3863; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3863; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the six month period ended March 31, 2012, the following dividends and distributions per share were paid by the Fund:

	Ordinary Income	Long-Term Capital Gains
Camelot Premium Return Fund Class A	$ 0.429164	$ 0.004179
Camelot Premium Return Fund Class C	$ 0.397549	$ 0.004179

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2013 to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the six month period ended March 31, 2012.

Name of Trustee[1]	Aggregate Compensation From the Camelot Premium Return Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Camelot Premium Return Fund Paid to Trustees
Independent Trustees
Tobais Caldwell	$617	Not Applicable	Not Applicable	$617
Tiberiu Weisz	$542	Not Applicable	Not Applicable	$542
Bert Pariser	$542	Not Applicable	Not Applicable	$542
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to all portfolios of the Trust.

Mutual Fund Series Trust

4020 South 147th Street

Omaha, NE 68137

ADVISOR

Camelot Portfolios, LLC

1700 Woodlands Drive

Suite 100

Maumee, Ohio 43537

ADMINISTRATOR & TRANSFER AGENT

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

DISTRIBUTOR

Northern Lights Distributions, LLC

4020 South 147th Street

Omaha, NE 68137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, Ohio 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

SEMI-ANNUAL REPORT

Delux Long-Short Fund

March 31, 2012

Mutual Fund Series Trust

(formerly known as Catalyst Funds)

c/o Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE  68137

DELUX LONG-SHORT FUND

March 31, 2012

               SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Delux Long-Short Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales load, redemption fees imposed by the Fund for certain short-term redemptions and the wire transfer fees imposed by the Fund; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period since inception from 10/03/11 through 03/31/12.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 10/03/11 through 03/31/12
Actual Fund Return (in parentheses)	Beginning Account Value 10/03/11	Ending Account Value 03/31/12	Expenses Paid During Period(1)
Delux Long-Short Fund Class A (+1.27%)	$ 1,000.00	$ 1,012.70	$ 16.93
Delux Long-Short Fund Class I (+1.47%)	$ 1,000.00	$ 1,014.70	$ 15.70
Delux Long-Short Fund Class N (+1.37%)	$ 1,000.00	$ 1,013.70	$ 16.93

(1) Expenses are equal to the Fund’s annualized expense ratios of 3.42%, 3.17% and 3.42% for the Delux Long-Short Fund Class A, Class I and Class N shares, respectively, multiplied by the average account value over the period, multiplied by 180/366 to reflect the period since inception from 10/03/11 through 03/31/12.

Expenses and Value of a $1,000 Investment for the period from 10/01/11 through 03/31/12
Hypothetical 5% Fund Return	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Expenses Paid During Period(1)
Delux Long-Short Fund Class A	$ 1,000.00	$ 1,007.90	$ 17.17
Delux Long-Short Fund Class I	$ 1,000.00	$ 1,009.20	$ 15.92
Delux Long-Short Fund Class N	$ 1,000.00	$ 1,007.90	$ 17.17

(1) Expenses are equal to the Fund’s annualized expense ratios of 3.42%, 3.17% and 3.42% for the Delux Long-Short Fund Class A, Class I and Class N shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

DELUX LONG-SHORT FUND

March 31, 2012

               SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Delux Long-Short Fund (Unaudited)(continued)

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-855-723-3589.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 24, 2012 were as follows:
Delux Long-Short Fund Class A, gross of fee waivers or expense reimbursements	2.76%
Delux Long-Short Fund Class A, after waiver and reimbursement	2.76%
Delux Long-Short Fund Class I, gross of fee waivers or expense reimbursements	2.51%
Delux Long-Short Fund Class I, after waiver and reimbursement	2.51%
Delux Long-Short Fund Class N, gross of fee waivers or expense reimbursements	2.76%
Delux Long-Short Fund Class N, after waiver and reimbursement	2.76%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 2.50% through January 31, 2013.  Total Gross Operating Expenses (Annualized) during the period since inception from October 3, 2011 through March 31, 2012 were 5.49%, 5.24%, and 5.49% for the Delux Long-Short Fund’s Class A, Class I and Class N shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from October 3, 2011 through March 31, 2012.

DELUX LONG-SHORT FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)			SEMI-ANNUAL REPORT

COMMON STOCK - (98.48%)		Shares	Value

Aerospace & Defense - (1.34%)
Astronics Corp. *		1,329	$ 46,462
TransDigm Group, Inc. *		400	46,304
			92,766
Airlines - (0.67%)
Copa Holdings SA		586	46,411

Apparel - (1.34%)
Carter's, Inc. *		930	46,286
Oxford Industries, Inc.		912	46,348
			92,634
Auto Parts & Equipment - (0.67%)
Commercial Vehicle Group, Inc. *		3,794	46,325

Banks - (6.03%)
BB&T Corp.		1,484	46,583
Bridge Capital Holdings *		3,540	47,648
Citizens Republic Bancorp, Inc. *		2,974	46,424
International Bancshares Corp.		2,179	46,086
MainSource Financial Group, Inc.		3,873	46,670
Metro Bancorp, Inc. *		3,993	46,678
PacWest Bancorp		1,900	46,170
Pinnacle Financial Partners, Inc. *		2,534	46,499
Trico Bancshares		2,637	45,937
			418,695
Beverages - (2.69%)
Coca-Cola Femsa SAB de CV - ADR		444	47,024
Fomento Economico Mexicano SAB de CV - ADR		571	46,976
Monster Beverage Corp. *		742	46,071
Peet's Coffee & Tea, Inc. *		629	46,357
			186,428
Biotechnology - (1.33%)
Biogen Idec, Inc. *		368	46,368
Medicines Co. *		2,304	46,241
			92,609
Building Materials - (0.67%)
Drew Industries, Inc. *		1,697	46,345

Chemicals - (3.35%)
American Vanguard Corp.		2,146	46,547
FMC Corp.		439	46,473
HB Fuller Co.		1,410	46,290
Terra Nitrogen Co. LP		186	46,686
Zoltek Cos., Inc. *		4,087	46,265
			232,261
Commercial Services - (4.69%)
Advisory Board Co. *		524	46,437
Bridgepoint Education, Inc. *		1,877	46,456
CDI Corp.		2,587	46,385
Huron Consulting Group, Inc. *		1,237	46,462
Navigant Consulting Inc *		3,333	46,362
On Assignment, Inc. *		2,667	46,592
Verisk Analytics, Inc. *		990	46,500
			325,194
COMMON STOCK - (98.48%) (continued)		Shares	Value

Computers - (12.01%)
Apple, Inc. *		927	$ 555,709
Datalink Corp. *		4,901	46,658
Insight Enterprises, Inc. *		2,074	45,483
NCR Corp. *		2,130	46,242
Synaptics, Inc. *		1,274	46,514
Western Digital Corp. *		1,124	46,522
Xyratex Ltd.		2,946	46,871
			833,999
Distribution & Wholesale - (2.66%)
Fastenal Co.		856	46,310
LKQ Corp. *		1,486	46,319
Pool Corp.		1,233	46,139
WW Grainger, Inc.		215	46,184
			184,952
Diversified Financial Services - (1.34%)
MarketAxess Holdings, Inc.		1,236	46,090
Virtus Investment Partners, Inc. *		544	46,664
			92,754
Electric - (0.67%)
Brookfield Infrastructure Partners LP		1,476	46,642

Electrical Components & Equipments - (0.66%)
Encore Wire Corp.		1,553	46,171

Electronics - (3.34%)
Analogic Corp.		680	45,927
FARO Technologies, Inc. *		798	46,547
FEI Co. *		943	46,311
PerkinElmer, Inc.		1,676	46,358
Zagg, Inc. *		4,355	46,294
			231,437
Environmental Control - (0.67%)
US Ecology, Inc.		2,143	46,589

Healthcare - Products - (2.67%)
Intuitive Surgical, Inc. *		86	46,590
Medtox Scientific, Inc.		2,746	46,298
Quidel Corp. *		2,534	46,550
Staar Surgical Co. *		4,251	46,038
			185,476
Healthcare- Services - (2.66%)
Aetna, Inc.		922	46,247
Capital Senior Living Corp. *		4,958	45,812
Centene Corp. *		946	46,326
WellCare Health Plans, Inc. *		642	46,147
			184,532
Home Builders - (0.67%)
Lennar Corp.		1,710	46,478

Home Furnishings - (1.34%)
La-Z-Boy, Inc. *		3,114	46,585
TiVo, Inc. *		3,886	46,593
			93,178
Household Products & Wares - (0.32%)
Blyth, Inc.		300	22,449

COMMON STOCK - (98.48%) (continued)		Shares	Value

Insurance - (3.34%)
Amtrust Financial Services, Inc.		1,723	$ 46,314
Delphi Financial Group, Inc. *		1,038	46,471
Eastern Insurance Holdings, Inc.		3,178	46,399
Hilltop Holdings, Inc. *		5,529	46,388
MBIA, Inc. *		4,732	46,374
			231,946
Internet - (6.58%)
Equinix, Inc. *		2,039	321,041
Sourcefire, Inc. *		2,816	135,534
			456,575
Leisure Time - (2.48%)
Arctic Cat, Inc. *		1,075	46,053
Polaris Industries, Inc.		638	46,032
Town Sports International Holdings, Inc. *		6,352	80,226
			172,311
Lodging - (0.67%)
Wyndham Worldwide Corp.		994	46,231

Machinery - Diversified - (1.33%)
Hurco Cos., Inc. *		1,625	45,906
NACCO Industries, Inc.		400	46,548
			92,454
Metal Fabricate & Hardware - (0.67%)
Valmont Industries, Inc.		395	46,377

Mining - (0.68%)
Royal Gold, Inc.		719	46,893

Miscellaneous Manufacturing - (4.02%)
Colfax Corp. *		1,320	46,517
GP Strategies Corp. *		2,643	46,252
Movado Group, Inc.		1,877	46,080
Myers Industries, Inc.		3,154	46,521
PMFG, Inc. *		3,135	47,056
Sturm Ruger & Co., Inc.		946	46,449
			278,875
Pharmaceuticals - (2.66%)
Mead Johnson Nutrition Co.		560	46,189
Omnicare, Inc.		1,285	45,707
SXC Health Solutions Corp. *		622	46,625
ViroPharma, Inc. *		1,543	46,398
			184,919
Real Estate - (0.67%)
HFF, Inc. *		2,821	46,462

Real Estate Investment Trusts - (4.01%)
Extra Space Storage, Inc.		1,618	46,582
Government Properties Income Trust		1,934	46,629
Omega Healthcare Investors, Inc.		2,163	45,985
PennyMac Mortgage Investment Trust		2,490	46,488
Ramco-Gershenson Properties Trust		3,803	46,473
Taubman Centers, Inc.		635	46,323
			278,480
COMMON STOCK - (98.48%) (continued)		Shares	Value

Retail - (9.38%)
Casey's General Stores, Inc.		834	$ 46,254
Coinstar, Inc. *		731	46,455
Cost Plus, Inc. *		2,597	46,486
Hibbett Sports, Inc. *		848	46,258
Lithia Motors, Inc.		1,764	46,217
Liz Claiborne, Inc. *		3,474	46,413
McDonald's Corp.		474	46,499
Ross Stores, Inc.		797	46,306
Sally Beauty Holdings, Inc. *		1,872	46,426
Starbucks Corp.		830	46,389
Susser Holdings Corp. *		1,805	46,334
Systemax, Inc. *		2,743	46,247
TJX Cos., Inc. *		1,178	46,778
Tractor Supply Co.		511	46,276
			649,338
Semiconductors - (2.68%)
Intel Corp.		1,649	46,353
Magnachip Semiconductor Corp. *		3,886	46,632
Mellanox Technologies Ltd. *		1,104	46,180
Monolithic Power Systems, Inc. *		2,367	46,559
			185,724
Software - (1.99%)
InnerWorkings Inc *		3,955	46,076
RADWARE Ltd. *		1,232	46,126
Tyler Technologies, Inc. *		1,201	46,130
			138,332
Telecommunications - (3.53%)
Allot Communications Ltd. *		4,554	105,880
NeuStar, Inc. *		1,247	46,451
Procera Networks, Inc. *		2,078	46,464
Tim Participacoes SA - ADR		1,430	46,132
			244,927
Toys, Games & Hobbies - (0.66%)
Mattel, Inc.		1,368	46,047

Transportation - (0.67%)
Forward Air Corp.		1,265	46,388

Water - (0.67%)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		610	46,738

TOTAL COMMON STOCK (Cost $6,655,733)			6,833,342

CLOSED-END FUNDS - (0.67%)
Kayne Anderson Energy Development Co.		1,810	46,427
TOTAL CLOSED-END FUNDS (Cost $46,642)			46,427
	Expiration Date -
	Exercise Price	Contracts (b)
CALL OPTIONS PURCHASED - (0.38%)
ProShares VIX Short-Term Futures ETF * (a)	04/21/2012 - $45	350	26,250
TOTAL CALL OPTIONS PURCHASED (Cost $158,748)			26,250

PUT OPTIONS PURCHASED - (1.06%)
Groupon, Inc. * (a)	07/21/2012 - $17	300	73,500
TOTAL PUT OPTIONS PURCHASED (Cost $101,757)			73,500

		Shares	Value
MONEY MARKET FUNDS - (17.71%)
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.26% ** (c)		1,229,000	$ 1,229,000
TOTAL MONEY MARKET FUNDS (Cost $1,229,000)			1,229,000

TOTAL INVESTMENTS - (Cost $8,191,880) - 118.30%			$ 8,208,519

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $1,157,474) - (16.74%)			(1,161,613)

CALL OPTIONS WRITTEN (Proceeds $88,144) - (0.23%)			(15,750)

PUT OPTIONS WRITTEN (Proceeds $28,172) - (0.32%)			(22,500)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.01%)			(69,745)

NET ASSETS - 100%			$ 6,938,911

INVESTMENTS IN SECURITIES SOLD SHORT - (16.74%)		Shares	Value

COMMON STOCK - (16.74%)

Aerospace & Defense - (0.83%)
Rockwell Collins, Inc.		1,000	$ 57,560

Apparel - (0.37%)
Iconix Brand Group, Inc. *		1,500	26,070

Biotechnology - (0.43%)
Medicines Co. *		1,500	30,105

Chemicals - (0.52%)
OM Group, Inc. *		1,307	35,956

Commercial Services - (1.26%)
Multi-Color Corp.		1,756	39,528
Stantec, Inc.		1,500	47,760
			87,288
Electrical Components & Equipments - (0.47%)
GrafTech International Ltd. *		2,722	32,501

Environmental Control - (0.97%)
Clean Harbors, Inc. *		1,000	67,330

Food - (0.73%)
Safeway, Inc.		2,500	50,525

Healthcare-Products - (1.10%)
NxStage Medical, Inc. *		1,500	28,905
STERIS Corp.		1,500	47,430
			76,335
Healthcare-Services - (0.46%)
ICON PLC - ADR *		1,500	31,830

Insurance - (0.58%)
Amtrust Financial Services, Inc.		1,500	40,320

Internet - (0.89%)
Ancestry.com, Inc. *		1,500	34,110
Groupon, Inc. *		1,500	27,570
			61,680
Lodging - (0.39%)
7 Days Group Holdings Ltd. - ADR *		2,178	27,290

INVESTMENTS IN SECURITIES SOLD SHORT - (16.74%) (continued)		Shares	Value

COMMON STOCK - (16.74%) (continued)

Machinery-Diversified - (1.25%)
Flowserve Corp.		400	$ 46,204
Middleby Corp. *		400	40,472
			86,676
Oil & Gas - (1.47%)
Clayton Williams Energy, Inc. *		440	34,954
Northern Oil and Gas, Inc. *		1,802	37,373
Whiting Petroleum Corp. *		547	29,702
			102,029
Pharmaceuticals - (0.51%)
Depomed, Inc. *		5,651	35,375

Pipelines - (0.49%)
Genesis Energy LP		1,112	34,183

Real Estate Investment Trusts - (0.73%)
Campus Crest Communities, Inc.		4,333	50,523

Software - (1.07%)
Interactive Intelligence Group, Inc. *		1,124	34,293
Medidata Solutions, Inc. *		1,500	39,960
			74,253
Telecommunications - (2.22%)
Acme Packet, Inc. *		1,500	41,280
Ixia *		2,707	33,810
Neutral Tandem, Inc. *		3,311	40,361
Telefonaktiebolaget LM Ericsson - ADR		3,718	38,333
			153,784

TOTAL COMMON STOCK (Proceeds $1,157,474)			1,161,613

	Expiration Date -
	Exercise Price	Contracts (b)	Value
CALL OPTIONS WRITTEN - (0.23%)
ProShares VIX Short-Term Futures ETF * (a)	04/21/2012 - $52	350	15,750
TOTAL CALL OPTIONS WRITTEN (Proceeds $88,144)			15,750

PUT OPTIONS WRITTEN - (0.32%)
Groupon, Inc. * (a)	07/21/2012 - $12	300	22,500
TOTAL PUT OPTIONS WRITTEN (Proceeds $28,172)			22,500

* Non-income producing security
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.
ADR - American Depositary Receipt
PLC - Public Liability Company
LP - Limited Partnership
(a) All or a portion of this security is segregated as collateral for written options.
(b) Each contract is equivalent to 100 shares.
(c) All or a portion of this security is segregated as collateral for investments in securities sold short.

The accompanying notes are an integral part of these financial statements.

DELUX LONG-SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES - March 31, 2012 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $8,191,880)	$ 8,208,519
Deposits at broker	949,181
Due from Broker *	85,348
Receivables:
Investments sold	3,521,846
Dividends	15,734
Interest	187
Unrealized gain on foreign currency exchange contracts (note 4)	531
Prepaid expenses	11,528
Total assets	12,792,874

Liabilities:
Securities sold short, at value (identified proceeds $1,157,474)	1,161,613
Call options written, at value (identified proceeds $88,144)	15,750
Put options written, at value (identified proceeds $28,172)	22,500
Demand loan payable to bank (note 6)	305,794
Unrealized loss on foreign currency exchange contracts (note 4)	23,827
Payables:
Investments purchased	4,307,419
Accrued distribution and/or service (12b-1) fees	38
Due to Advisor	3,943
Due to Administrator and related parties	5,406
Other liabilities and accrued expenses	7,673
Total liabilities	5,853,963
Net Assets	$ 6,938,911

Source of Net Assets:
Paid-in capital	$ 7,305,457
Accumulated net investment loss	(48,855)
Accumulated net realized loss on investments, securities sold short, written options, futures contracts and foreign currency transactions	(384,961)
Net unrealized appreciation on investments, securities sold short and options written	90,566
Net unrealized depreciation on foreign currency contracts	(23,296)

Total Net Assets (Unlimited shares of no par value beneficial interest authorized)	$ 6,938,911

Class A shares:
Net Assets applicable to 4,874 shares outstanding	$ 47,611
Net asset value price per share	$ 9.77

Maximum offering price per share[1]	$ 10.37

Minimum redemption price per share[2]	$ 9.67

Class I shares:
Net Assets applicable to 689,707 shares outstanding	$ 6,749,375
Net asset value, offering and redemption price per share	$ 9.79

Class N shares:
Net Assets applicable to 14,519 shares outstanding	$ 141,925
Net asset value, offering and redemption price per share	$ 9.78

[1] There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.

[2]  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

* Due from Broker has been valued at 100% using procedures approved by the Fair Value Committee and represents 1.23% of the Fund.

The accompanying notes are an integral part of these financial statements.

DELUX LONG-SHORT FUND
STATEMENT OF OPERATIONS (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
March 31, 2012 (1)
Investment income:
Dividends (net of $95 foreign tax withheld)	$ 36,722
Interest	570
Total investment income	37,292

Expenses:
Management fees	54,348
Distribution and/or service (12b-1) fees - Class A	18
Distribution and/or service (12b-1) fees - Class N	51
Administrators and related parties fees and expenses	20,110
Registration fees	2,708
Miscellaneous	10,402
Audit fees	6,905
Compliance officer fees	6,374
Legal fees	16,168
Custodian fees	3,008
Pricing fees	1,967
Trustee fees and expenses	1,967
Dividend expense	1,902
Interest expense	16,188
Insurance fees	141
Printing fees	328
Total expenses	142,585
Less: fees waived and expenses absorbed	(56,438)
Net expenses	86,147

Net investment loss	(48,855)

Realized and unrealized gain (loss) on investments, securities sold short, options written and foreign currency transactions:
Net realized gain on investments	118,142
Net realized loss on securities sold short	(180,386)
Net realized gain on options written	131,953
Net realized loss on futures contracts	(6,317)
Net realized loss on foreign currency transactions	(234,776)
Net change in unrealized appreciation on investments	16,639
Net change in unrealized depreciation on securities sold short	(4,139)
Net change in unrealized appreciation on options written	78,066
Net change in unrealized depreciation on foreign currency transactions	(23,296)
Net realized and unrealized loss on investments, securities sold short, options written and foreign currency transactions	(104,114)

Net decrease in net assets resulting from operations	$ (152,969)

(1) The Delux Long-Short Fund commenced operations on October 3, 2011.

The accompanying notes are an integral part of these financial statements.

DELUX LONG-SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
March 31, 2012 (1)

Increase (decrease) in net assets from:
Operations:
Net investment loss	$ (48,855)
Net realized loss on investments, securities sold short, options written, futures contracts and foreign currency transactions	(171,384)
Net unrealized appreciation on investments, securities sold short, options written and foreign currency transactions	67,270
Net decrease in net assets resulting from operations	(152,969)

Distributions to shareholders from:
Net realized gain - Class A	(36)
Net realized gain - Class I	(213,397)
Net realized gain - Class N	(144)
Total distributions to shareholders	(213,577)

Capital share transactions (Note 2):
Increase in net assets from Fund share transactions	7,305,457

Increase in net assets	6,938,911

Net Assets:
Beginning of year	-

End of year	$ 6,938,911
Accumulated net investment loss	$ (48,007)

(1) The Delux Long-Short Fund commenced operations on October 3, 2011.

The accompanying notes are an integral part of these financial statements.

DELUX LONG-SHORT FUND
STATEMENT OF CASH FLOWS (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
March 31, 2012 (1)
Increase (decrease) in cash:
Cash flows from operating activities:
Net decrease in net assets from operations	$ (152,969)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(89,711,254)
Proceeds from disposition of investment securities	82,859,543
Purchase of short-term investment securities, net	(1,229,000)
Increase in deposits with brokers for short sales	(949,181)
Increase in dividends and interest receivable	(15,921)
Increase in receivables for securities sold	(3,521,846)
Decrease in equity on foreign currency forward contracts	23,296
Due from Broker *	(85,348)
Increase in other assets	(11,528)
Premiums received from options written	314,251
Payments to cover options written	(65,982)
Proceeds from securities sold short	4,344,399
Payments to cover securities sold short	(3,366,725)
Increase in payable for securities purchased	4,307,419
Increase in accrued expenses	17,060
Return of capital dividends received	6,387
Net unrealized appreciation on investments, securities sold short and options written	(90,566)
Net realized gain on investments, securities sold short and options written	(69,709)

Net cash used in operating activities	(7,397,674)

Cash flows from financing activities:
Proceeds from loan	11,236,107
Payments on loan	(10,930,313)
Proceeds from Fund shares sold	7,420,503
Payment on Fund shares redeemed	(214,877)
Cash distributions paid	(113,746)

Net cash provided by financing activities	7,397,674

Net increase in cash	-

Cash:
Beginning of period	-
End of period	-

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of distributions of $99,831.

(1) The Delux Long-Short Fund commenced operations on October 3, 2011.
* Due from Broker has been valued at 100% using procedures approved by the Fair Value Committee and represents 1.23% of the Fund.

The accompanying notes are an integral part of these financial statements.

DELUX LONG-SHORT FUND
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data For a Share Outstanding Throughout the Period						SEMI-ANNUAL REPORT

	For the Period Ended March 31, 2012 (1)
	Class A		Class I		Class N

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00		$ 10.00

Investment Operations:
Net investment loss (a)	(0.09)		(0.09)		(0.10)
Net realized and unrealized gain on investments, securities sold short, options written, futures contracts and foreign currency transactions	0.22		0.24		0.24
Total from investment operations	0.13		0.15		0.14

Distributions:
From net realized gain	(0.36)		(0.36)		(0.36)
Total distributions	(0.36)		(0.36)		(0.36)

Net Asset Value, End of Period	$ 9.77		$ 9.79		$ 9.78

Total Return (b)	1.27%		1.47%		1.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 48		$ 6,749		$ 142

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	5.49%	(d)	5.24%	(d)	5.49%	(d)
After fees waived and expenses absorbed (c)	3.42%	(d)	3.17%	(d)	3.42%	(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (c)	(4.12)%	(d)	(3.87)%	(d)	(4.12)%	(d)
After fees waived and expenses absorbed (c)	(2.04)%	(d)	(1.79)%	(d)	(2.04)%	(d)

Portfolio turnover rate	1510%	(e)	1510%	(e)	1510%	(e)

(1) The Delux Long-Short Fund commenced operations on October 3, 2011.

(a) Net investment loss per share is based on average shares outstanding.
(b) Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Aggregate total return, not annualized.
(c) The ratios includes 0.60% attributed to interest expense and 0.07% attributed to dividends on securities sold short for the period ended March 31, 2012.
(d) Annualized.
(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

DELUX LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include the following series: Delux Long-Short Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment advisor is Delux Capital Group, LLC (the “Advisor”).

The Delux Long-Short Fund commenced operations on October 3, 2011. The Fund’s objective is capital appreciation.

The Fund offers three classes of shares, Class A, Class I and Class N. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings; (e) option contracts are valued at their last sale price, or, if there were no sales on that day, purchased contracts are valued at their last reported current bid price and written contracts are valued at their last reported current ask price. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets and liabilities are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DELUX LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of March, 31, 2012:

Assets

Security Classifications	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Common Stocks (b)	$ 6,833,342	$ -	$ -	$ 6,833,342
Closed-End Funds (b)	46,427	-	-	46,427
Call Options	-	26,250	-	26,250
Put Options	-	73,500	-	73,500
Short-Term Investments	-	1,229,000	-	1,229,000
Foreign Currency Contracts (c)	-	531	-	531
Other Financial Assets	-	-	85,348	85,348
Total	$ 6,879,769	$ 1,329,281	$ 85,348	$ 8,294,398

Liabilities
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Common Stocks (b)	$ (1,161,613)	$ -	$ (1,161,613)
Call Options Written	-	(15,750)	(15,750)
Put Options Written	-	(22,500)	(22,500)
Foreign Currency Contracts (c)	-	(23,827)	(23,827)
Total	$ (1,161,613)	$ (62,077)	$ (1,223,690)

(a) As of and during the period since inception from October 3, 2011 through March 31, 2012, the Fund held no liabilities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b) All common stock and closed-end funds held by the Fund are Level 1 securities. For a detailed break-out of both by major industry classification, please refer to the Schedule of Investments.

(c) Represents the cumulative unrealized gain or loss on foreign currency forward contracts open at March 31, 2012.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Other Financial Assets
Beginning balance October 3, 2011	$ -
Total realized gain/(loss)	-
Change in unrealized depreciation	-
Cost of purchases	-
Proceeds from sales	-
Net transfers in/(out) of Level 3	85,348
Ending balance March 31, 2012	$ 85,348

Level 3 assets represent 1.23% of the Fund’s net assets at March 31, 2012.  Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.  The Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that is being liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (“SIPA”).  The pricing committee valued the receivable at 100% of the reported value of the account prior to the announcement of the liquidation.  This decision was based on many factors including, without limitation, market data, information from financial media sources, public statements by the SIPA trustee, and consultations with attorneys monitoring the bankruptcy proceedings.  As of March 31, 2012, the receivables were not currently collectible by the Fund due to the liquidation proceedings.  The amounts ultimately collected by the Fund may be less than the amounts reflected in the Statement of Assets and Liabilities, and these differences may be material.

DELUX LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)

Accounting for Derivatives (Options) - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

Accounting for Derivatives (Forward Foreign Currency Exchange Contracts) - The Fund may enter into forward foreign currency exchange contracts (“forward contracts”) in connection with its investments in securities generally, foreign securities, or domestic securities that are denominated in a foreign currency, to hedge against possible adverse variations in exchange rates or overall declines in portfolio value.  The Fund may also enter into forward foreign currency exchange contracts to generate returns from the movements in exchange rates between the U.S dollar and one or more foreign currencies or movements in exchange rates between foreign currencies.  A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Forward contracts are valued at their unrealized gain or loss which is measured by the difference between the forward foreign exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date and are included in the statement of assets and liabilities.  Realized and unrealized gains and losses are included in the statement of operations.  These instruments involve market risk, credit risk or both, in excess of the amount recognized in the statement of assets and liabilities.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Accounting for Derivatives (Futures Contracts) - The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund upon closing the futures contract. The Fund records an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Fund’s ability to hedge or manage risks effectively.

Successful use of futures by the Fund is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

DELUX LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Fund will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Value of Derivatives
Call options purchased	Investments, at value	$ 26,250
Call options written	Call options written, at value	(15,750)
Put options purchased	Investments, at value	73,500
Put options written	Options written, at value	(22,500)
Forward contracts	Unrealized gain on foreign currency exchange contracts	531
Forward contracts	Unrealized loss on foreign currency exchange contracts	(23,827)
Total		$ 38,204

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2012 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Call options purchased	Net change in unrealized appreciation on investments	$ (132,498)
Call options written	Net change in unrealized appreciation on options written	72,394
Put options purchased	Net change in unrealized appreciation on investments	(28,257)
Put options written	Net change in unrealized appreciation on options written	5,672
Forward contracts	Net change in unrealized depreciation on foreign currency transactions	(23,296)
Call options purchased	Net realized gain on investments	(117,153)
Call options written	Net realized gain on options written	90,077
Put options purchased	Net realized gain on investments	(100,140)
Put options written	Net realized gain on options written	41,876
Forward contracts	Net realized loss on foreign currency transactions	(234,776)
Futures contracts	Net realized loss on futures contracts	(6,317)

Total		$ (432,418)

DELUX LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

c)

Short Sales - The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

d)

Federal Income Tax - The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period since inception from October 3, 2011 through March 31, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. As of March 31, 2012, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions that will be taken on Federal income tax returns for all open tax periods and has concluded that no provision for income tax is required in these financial statements. No examination of the Fund’s tax return is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption fees and sales charges (loads) - The Fund does not charge redemption fees. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the period since inception from October 3, 2011 through March 31, 2012 there were no CDSC fees paid to the Advisor.

(2)

CAPITAL SHARE TRANSACTIONS

At March 31, 2012, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

	Sold	Redeemed	Reinvested	Net Increase
For the period ended:
March 31, 2012 (1)
Class A
Shares……………………………	4,870	-	4	4,874
Value…………………………….	$ 47,989	$ -	$ 36	$ 48,025
Class I
Shares……………………………	701,432	(21,843)	10,118	689,707
Value…………………………….	$ 7,230,803	$ (214,877)	$ 99,759	$ 7,115,685

DELUX LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (continued)

	Sold	Redeemed	Reinvested	Net Increase
For the period ended:
March 31, 2012 (1)
Class N
Shares……………………………	14,515	-	4	14,519
Value…………………………….	$ 141,711	$ -	$ 36	$ 141,747

(1) The Fund commenced operations on October 3, 2011.

(3)

INVESTMENT TRANSACTIONS

For the period since inception from October 3, 2011 through March 31, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 88,953,964	$ 82,604,831

There were no government securities purchased or sold during the period.

(4)

DERIVATIVES TRANSACTIONS

A summary of option contracts written by the Fund during the period since inception from October 3, 2011 through March 31, 2012 were as follows:

	Call Options
	Number of Options*	Option Premiums

Options outstanding at beginning of period	-	$ -
Options written	2,601,870	218,109
Options covered	(2,600,600)	(36,556)
Options exercised	-	-
Options expired	(920)	(93,409)
Options outstanding at end of period	350	$ 88,144

	Put Options
	Number of Options*	Option Premiums

Options outstanding at beginning of period	-	$ -
Options written	735	96,142
Options covered	(435)	(67,970)
Options exercised	-	-
Options expired	-	-
Options outstanding at end of period	300	$ 28,172

* One option contract is equivalent to one hundred shares of common stock.

DELUX LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

(4)

DERIVATIVES TRANSACTIONS (continued)

At March 31, 2012, the Fund purchased (sold) the following forward contracts:

Foreign Currency	Amount Purchased (Sold)	Amount in USD	Unrealized Gain (Loss)
Argentine Peso	651,105	$ (150,000)	$ (1,193)
Australian Dollar	144,272	(150,000)	(563)
Czech Koruna	2,765,310	(150,000)	(1,047)
Euro	112,875	(150,000)	531
Indian Rupee	(7,797,000)	150,000	(3,273)
Japanese Yen	(12,442,500)	150,000	(308)
Malaysian Ringgit	(466,935)	150,000	(2,369)
Mexican Peso	1,914,630	(150,000)	(336)
New Zealand Dollar	183,038	(150,000)	(147)
Norwegian Krone	(869,370)	150,000	(2,768)
Polish Zloty	(475,965)	150,000	(3,226)
South African Rand	(1,173,975)	150,000	(3,074)
Swedish Krona	(1,012,230)	150,000	(3,030)
Thai Baht	(4,695,255)	150,000	(2,493)
Total		$ 300,000	$ (23,296)

(5)           ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Delux Capital Group LLC is the Advisor to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its services under the Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 2.00% of the average daily net assets of the Fund. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the period ended March 31, 2012, advisory fees of $54,348 were incurred by the Fund, before the waiver and reimbursement described below, with $3,943 remaining payable to the Advisor at March 31, 2012.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 2.50% for all classes of the Fund’s shares through January 31, 2013. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended March 31, 2012, the Advisor waived advisory fees of $48,019 and reimbursed expenses of $8,419.  As of March 31, 2012, the Advisor may recapture $56,438 of waived advisory fees and reimbursed expenses no later than September 30, 2015.

Prior to April 30, 2012, the Trust was party to an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix”). Pursuant to the Services Agreement, Matrix provided day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services, the Fund paid Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period since inception from October 3, 2011 through March 31, 2012, the Fund incurred $14,926 in service fees, including out-of-pocket expenses, with $3,510 remaining payable at March 31, 2012.

DELUX LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

 (5)           ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Prior to March 15, 2012, pursuant to the Services Agreement, Matrix provided chief compliance officer services to the Fund. For these services Matrix received a $12,000 per year base fee per Fund. For the period since inception from October 31, 2011 through March 15, 2012, Matrix earned compliance fees of $5,957, with $484 remaining payable at March 31, 2012.

Effective March 15, 2012, MFund Services LLC (“MFund”) began providing chief compliance officer services to the Fund.  For its services, MFund will receive a $10,000 per year base fee. For the period from March 15, 2012 through March 31, 2012, MFund earned compliance fees of $417, with $417 remaining payable at March 31, 2012.

MFund provides the Fund with various management and administrative services. For these services, the Fund pays MFund a base fee of $5,000 annually, an annual asset-based fee of 0.10% of net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses. For the period since inception from October 3, 2011 through March 31, 2012, the Fund incurred $5,184 in service fees, with $995 remaining payable at March 31, 2012.

 Prior to April 1, 2012, Matrix Capital Group, Inc. acted as Distributor of the Fund’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund were officers and/or employees of Matrix.

Through February 27, 2012, the Trust had adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund paid to the Advisor a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 0.25% for the Class N shares based on average daily net assets of each class. Class A shares were paying 0.25% per annum of 12b-1 fees. Class N shares were paying 0.25% per annum of 12b-1 fees. The Advisor, in turn, paid such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund. The Distribution Plan was a compensation plan, which meant that compensation was provided regardless of 12b-1 expenses incurred.

Effective February 28, 2012, the Trust has adopted a New Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares.  Under the New Distribution Plan related to the Class A Shares, the Fund may incur an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares.  Class A Shares of the Fund are currently incurring an annual fee of up to 0.25% of average daily net assets.  Under the Fund’s Plan related to the Class N Shares, the Fund may incur an annual fee of up to 0.25% of the average daily net assets of the Fund’s Class N Shares.  The New Distribution Plan is a reimbursement plan, which means that compensation is provided only as 12b-1 expenses are incurred.

For the period ended March 31, 2012, the Advisor received $0 in underwriter concessions from the sale of shares of the Fund.

(6)

BANK LOANS

The Fund has an unsecured $6,000,000 leveraged line of credit.  Borrowings under this arrangement bear interest at the one month LIBOR plus 125 basis points.  As of March 31, 2012, the Fund was paying interest at 1.49% on its outstanding borrowings.  No compensating balances are required.  For the period since inception from October 3, 2011 through March 31, 2012, the average borrowings and interest rate under the line of credit were $436,343 and 1.52%, respectively.  The amount borrowed at March 31, 2012 was $305,794.

(7)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2012 for the Fund was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 6,954,903	$ 306,052	$ (275,595)	$ 30,457

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax-basis distributable earnings are calculated only at the end of each fiscal year and will be provided in the Fund’s September 30, 2012 Annual Report.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws. The tax character of dividends and distributions paid during the period ended March 31, 2012 are as follows:

Ordinary Income
$ 213,577

DELUX LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

 (8)

UNDERLYING FUND RISK

Each underlying fund, including Closed-End Funds, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

 (8)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2012, Ameritrade, Inc. held 96.71% of the voting securities of the Fund, for the sole benefit of its customers and may be deemed to control the Fund.

(10)

SUBSEQUENT EVENTS

Effective April 1, 2012, Matrix Capital Group, Inc. resigned as Distributor to the Fund and was replaced by Northern Lights Distributors, LLC.

Effective April 24, 2012, the Fund began offering Class C shares for purchase.  Class C shares will represent an interest in the same assets of the Fund, has the same rights and is identical in all material respects to Class A, Class I and Class N except as mentioned in note 1.  Class C shares have also been added to the New Distribution Plan.  Under the New Distribution Plan related to the Class C Shares, the Fund may incur an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares.

Effective April 30, 2012, the Services Agreement with Matrix was terminated and a New Services Agreement was entered into between the Trust and Gemini Fund Services, LLC (“GFS”).  Pursuant to the New Services Agreement, the Fund will pay GFS an annual asset-based fee of 0.13% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.

Certain officers of the Fund are officers and/or employees of GFS, an affiliate of the Distributor.

(11)        RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund's financial statements.

In December 2011, FASB issued ASU No 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-723-3589; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-723-3589; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period since inception from October 3, 2011 through March 31, 2012, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Delux Long-Short Fund Class A	$ 0.36
Delux Long-Short Fund Class I	$ 0.36
Delux Long-Short Fund Class N	$ 0.36

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2013 to determine the calendar year amounts to be included on their 2012 tax returns.  Shareholders should consult their own tax advisors.

Additional Information (Unaudited) (continued)

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the period since inception from October 3, 2011 through March 31, 2012.

Name of Trustee[1]	Aggregate Compensation From the Delux Long-Short Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Delux Long-Short Fund Paid to Trustees
Independent Trustees
Tobais Caldwell	$617	Not Applicable	Not Applicable	$617
Tiberiu Weisz	$542	Not Applicable	Not Applicable	$542
Bert Pariser	$542	Not Applicable	Not Applicable	$542
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to all portfolios of the Trust.

Approval of Management Agreement with Delux Capital Group LLC

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the "Trust") on August 30, 2011, the Board considered the approval of the Management Agreement between Delux Capital Group LLC (“Delux”) and the Trust on behalf of the Delux All Cap Stock Fund (the “New Fund”).  In connection with their deliberations, the Trustees reviewed a report prepared by Delux setting forth, and Delux’s responses to, a series of questions regarding, among other things, Delux’s past investment performance, Delux’s proposed services to the New Fund, comparative information regarding the New Fund’s proposed fees and expenses, and Delux’s anticipated profitability from managing the New Fund.  The Trustees noted that Delux will receive the benefit of 12b-1 fees as a resource for distribution related expenses.

As to Delux’s business and the qualifications of its personnel, the Trustees examined a copy of Delux’s registration statement on Form ADV and discussed, in particular, the experience of the proposed portfolio manager for the New Fund and the experience and personnel of the adviser’s parent entity.  The Trustees also reviewed the draft Prospectus and Statement of Additional Information for the New Fund.  The Trustees considered Delux’s duties under the terms of the Management Agreement.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the New Fund under the proposed Management Agreement.

Because the New Fund had not yet commenced operations, the Trustees could not consider the investment performance of the New Fund.  However, as to the investment performance of Delux, the Trustees did consider the investment performance for the 10-year period ended 2010 of a private fund previously managed by the same portfolio manager who would manage the New Fund. The portfolio manager responded to a series of questions from the Board regarding the model and the intended hedging techniques.  Based upon their review, the Trustees concluded that the Adviser has the potential to deliver favorable returns.

As to the costs of the services to be provided and the profits to be realized by Delux, the Trustees reviewed Delux’s estimates of profitability, its financial condition and financial information regarding the adviser’s parent entity.  The Trustees also considered Delux’s agreement to waive fees or reimburse expenses to the extent that the New Fund’s total operating expenses exceed certain limits.  Based on their review, the Trustees concluded that they were satisfied that Delux’s expected level of profitability from its relationship with the New Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the New Fund and compared that fee to management fees paid by funds in a peer group of similarly managed mutual funds.  The Trustees also compared the total expense ratio of the New Fund with the expense ratios of the funds in the peer group.  The Trustees noted that the New Fund’s contractual management fee was at the high end of fees charged by funds in the peer group, but in line with or lower than certain funds in the peer group.  The Board also noted that the Fund’s proposed expense ratio was higher than the average ratio for the peer group, but lower than certain funds in the peer group.  The Board discussed the New Fund’s management fee with a representative of the adviser and considered the nature of the adviser’s investment strategy.  Following the discussion, the Trustees concluded that the New Fund’s proposed management fee was acceptable in light of the quality of services the New Fund expects to receive from Delux and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement between the Trust and Delux does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Delux to share the economies of scale with the New Fund and their shareholders if the New Fund experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense cap.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the New Fund’s shareholders.

Mutual Fund Series Trust

4020 South 147th Street

Omaha, NE  68137

ADVISOR

Delux Capital Group, LLC

400 West Market Street

Suite 2220

Louisville, KY 40202

ADMINISTRATOR & TRANSFER AGENT

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE  68137

DISTRIBUTOR

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE  68137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, Ohio 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

SEMI-ANNUAL REPORT

JAG Large Cap Growth Fund

March 31, 2012

Mutual Fund Series Trust

(formerly known as Catalyst Funds)

c/o Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE  68137

JAG LARGE CAP GROWTH FUND

March 31, 2012

       SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – JAG Large Cap Growth Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales load, redemption fees imposed by the Fund for certain short-term redemptions and the wire transfer fees imposed by the Fund; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period since inception from 12/22/11 through 03/31/12.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 12/22/11 through 03/31/12
Actual Fund Return (in parentheses)	Beginning Account Value 12/22/11	Ending Account Value 03/31/12	Expenses Paid During Period (1)
JAG Large Cap Growth Fund Class A (+17.40%)	$ 1,000.00	$ 1,174.00	$ 5.20
JAG Large Cap Growth Fund Class C (+17.00%)	$ 1,000.00	$ 1,170.00	$ 7.41
JAG Large Cap Growth Fund Class I (+17.40%)	$ 1,000.00	$ 1,174.00	$ 4.45

(1) Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 2.50% and 1.50% for the JAG Large Cap Growth Fund Class A, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 100/366 to reflect the period since inception from 12/22/11 through 03/31/12.

Expenses and Value of a $1,000 Investment for the period from 10/01/11 through 03/31/12
Hypothetical 5% Fund Return	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Expenses Paid During Period (2)
JAG Large Cap Growth Fund Class A	$ 1,000.00	$ 1,016.30	$ 8.82
JAG Large Cap Growth Fund Class C	$ 1,000.00	$ 1,012.50	$ 12.58
JAG Large Cap Growth Fund Class I	$ 1,000.00	$ 1,017.50	$ 7.57

(2) Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 2.50% and 1.50% for the JAG Large Cap Growth Fund Class A, Class I and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

JAG LARGE CAP GROWTH FUND

March 31, 2012

       SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – JAG Large Cap Growth Fund (Unaudited)(continued)

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-855-552-4596.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 21, 2011 were as follows:
JAG Large Cap Growth Fund Class A, gross of fee waivers or expense reimbursements	1.75%
JAG Large Cap Growth Fund Class A, after waiver and reimbursement	1.75%
JAG Large Cap Growth Fund Class C, gross of fee waivers or expense reimbursements	2.50%
JAG Large Cap Growth Fund Class C, after waiver and reimbursement	2.50%
JAG Large Cap Growth Fund Class I, gross of fee waivers or expense reimbursements	1.50%
JAG Large Cap Growth Fund Class I, after waiver and reimbursement	1.50%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.50% through January 31, 2013.  Total Gross Operating Expenses (Annualized) during the period since inception from December 22, 2011 through March 31, 2012 were 3.23%, 3.98%, and 2.98% for the JAG Large Cap Growth Fund’s Class A, Class C and Class I shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from December 22, 2011 through March 31, 2012.

JAG LARGE CAP GROWTH FUND
PORTFOLIO BREAKDOWN

March 31, 2012 (Unaudited)	SEMI-ANNUAL REPORT

Percentage of Net Assets

Common Stocks	97.45%
Apparel	2.94%
Banks	1.80%
Beverages	7.51%
Biotechnology	5.95%
Chemicals	5.70%
Commercial Services	3.29%
Computers	7.78%
Diversified Financial Services	5.29%
Food	3.44%
Healthcare - Products	3.22%
Internet	11.40%
Machinery - Construction and Mining	3.33%
Machinery - Diversified	4.21%
Media	2.71%
Oil & Gas	5.45%
Pharmaceuticals	2.39%
Retail	9.53%
Semiconductors	6.12%
Software	2.14%
Telecommunications	2.44%
Transportation	0.81%
Short-Term Investments	0.57%
Other Assets in Excess of Liabilities, Net	1.98%
Net Assets	100.00%

Percentages in the above table are based on market value of the Fund's net assets as of March 31, 2012 and are subject to change.

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - (97.45%)	Shares	Value

Apparel - (2.94%)
Under Armour, Inc. *	3,983	$ 374,402

Banks - (1.80%)
Capital One Financial Corp.	4,102	228,645

Beverages - (7.51%)
Companhia de Bebidas das Americas (Ambev) - ADR	12,346	510,137
Monster Beverage Corp. *	7,169	445,123
		955,260
Biotechnology - (5.95%)
Alexion Pharmacueticals, Inc. *	1,394	129,447
Amgen, Inc.	3,413	232,050
Celgene Corp. *	5,098	395,197
		756,694
Chemicals - (5.70%)
Dow Chemicals Co.	5,854	202,783
EI du Pont de Nemour & Co.	3,146	166,423
Monsanto Co.	4,461	355,809
		725,015
Commercial Services - (3.29%)
MasterCard, Inc.	996	418,858

Computers - (7.78%)
Apple, Inc. *	996	597,072
EMC Corp. *	13,143	392,713
		989,785
Diversified Financial Services - (5.29%)
Discover Financial Services	12,943	431,520
Invesco Ltd.	9,030	240,830
		672,350
Food - (3.44%)
Whole Foods Market, Inc.	5,257	437,382

Healthcare - Products - (3.22%)
Intuitive Surgical, Inc. *	757	410,105

COMMON STOCKS - (97.45%) (continued)	Shares	Value

Internet - (11.40%)
Baidu, Inc. - ADR *	1,713	$ 249,704
F5 Networks, Inc. *	3,425	462,238
Google, Inc. *	558	357,812
Priceline.com, Inc. *	530	380,275
		1,450,029
Machinery - Construction and Mining - (3.33%)
Caterpillar, Inc.	3,983	424,269

Machinery - Diversified - (4.21%)
Cummins, Inc.	3,226	387,249
Deere & Co.	1,832	148,209
		535,458
Media - (2.71%)
Discovery Communications, Inc. *	6,810	344,586

Oil & Gas - (5.45%)
Concho Resources, Inc. *	1,513	154,447
Helmerich & Payne, Inc.	1,792	96,678
Pioneer Natural Resources Co.	1,713	191,154
Whiting Petroleum Corp. *	4,620	250,866
		693,145
Pharmaceuticals - (2.39%)
Perrigo Co.	2,947	304,455

Retail - (9.53%)
Bed Bath & Beyond, Inc. *	5,894	387,648
Starbucks Corp.	10,833	605,456
Wal-Mart Stores, Inc.	3,584	219,341
		1,212,445
Semiconductors - (6.12%)
Intel Corp.	12,864	361,607
QUALCOMM, Inc.	6,133	417,167
		778,774
Software - (2.14%)
Red Hat, Inc. *	4,540	271,901

Telecommunications - (2.44%)
Cisco Systems, Inc.	14,682	310,524

COMMON STOCKS - (97.45%) (continued)	Shares	Value

Transportation - (0.81%)
Union Pacific Corp.	956	$ 102,751

TOTAL COMMON STOCKS - (Cost $11,532,974)		12,396,833

SHORT-TERM INVESTMENT - (0.57%)
Federated Treasury Obligations Fund Institutional Shares, 0.01% **	72,525	72,525
TOTAL SHORT-TERM INVESTMENT - (Cost $72,525)		72,525

TOTAL INVESTMENTS (Cost $11,605,499) - (98.02%)		$ 12,469,358

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - (1.98%)		252,510

NET ASSETS - (100.00%)		$ 12,721,868

* Non-income producing security.
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

JAG LARGE CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $11,605,499)	$ 12,469,358
Receivables:
Fund shares sold	240,937
Dividends	8,269
Interest	7
Prepaid expenses	16,089
Total assets	12,734,660

Liabilities:
Payables:
Accrued distribution and/or service (12b-1) fees	1,189
Due to Manager	3,741
Due to Administrator and related parties	5,795
Other liabilities and accrued expenses	2,067
Total liabilities	12,792

Net Assets	$ 12,721,868

Sources of Net Assets:
Paid-in capital	$ 11,878,667
Accumulated net investment loss	(10,973)
Accumulated net realized loss on investments	(9,685)
Net unrealized appreciation on investments	863,859

Total Net Assets (Unlimited shares of beneficial interest authorized)	$ 12,721,868

Class A shares:
Net assets applicable to 389,408 shares outstanding	$ 4,569,894
Net asset value	$ 11.74

Maximum offering price per share Class A (1)	$ 12.46

Minimum redemption price per share (2)	$ 11.62

Class C shares:
Net assets applicable to 714 shares outstanding	$ 8,362
Net asset value and offering price per share (3)	$ 11.70

Minimum redemption price per share Class C (4)	$ 11.58

Class I shares:
Net assets applicable to 693,658 shares outstanding	$ 8,143,612
Net asset value, offering price and redemption price per share	$ 11.74

(1)	A maximum sales charge of 5.75% is imposed on Class A shares.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)	NAV does not recompute due to rounding.
(4)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

JAG LARGE CAP GROWTH FUND
STATEMENT OF OPERATIONS (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
March 31, 2012 (1)

Investment income:
Dividends	$ 12,311
Interest	21
Total investment income	12,332

Expenses:
Management fees	14,733
Distribution and/or service (12b-1) fees - Class A	1,190
Distribution and/or service (12b-1) fees - Class C	16
Accounting and transfer agent fees and related party expenses	11,007
Registration fees	805
Miscellaneous	3,161
Legal fees	1,899
Audit fees	4,915
Compliance officer fees	3,166
Custodian fees	1,654
Pricing fees	1,082
Trustee fees and expenses	1,082
Insurance fees	142
Networking fees	18
Printing fees	175
Total expenses	45,045
Less: fees waived and expenses absorbed	(21,740)
Net expenses	23,305

Net investment loss	(10,973)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(9,685)
Net unrealized appreciation on investments	863,859
Net realized and unrealized gain on investments	854,174

Net increase in net assets resulting from operations	$ 843,201

(1)	The JAG Large Cap Growth Fund commenced operations on December 22, 2011.

The accompanying notes are an integral part of these financial statements.

JAG LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
March 31, 2012 (1)

Increase (decrease) in net assets from:
Operations:
Net investment loss	$ (10,973)
Net unrealized appreciation on investments	863,859
Net realized loss on investments	(9,685)
Net increase in net assets resulting from operations	843,201

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	11,878,667

Increase in net assets	12,721,868

Net Assets:
Beginning of period	-

End of period	$ 12,721,868
Accumulated net investment loss	$ (10,973)

(1)	The JAG Large Cap Growth Fund commenced operations on December 22, 2011.

The accompanying notes are an integral part of these financial statements.

JAG LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS (Unaudited)			SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A		Class C		Class I

	For the		For the		For the
	Period Ended		Period Ended		Period Ended
	March 31, 2012 (1)		March 31, 2012 (1)		March 31, 2012 (1)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00		$ 10.00

Investment Operations:
Net investment loss	(0.01)		(0.04)		(0.01)
Net realized and unrealized gain on investments	1.75		1.74		1.75
Total from investment operations	1.74		1.70		1.74

Net Asset Value, End of Period	$ 11.74		$ 11.70		$ 11.74

Total Return (a)	17.40%		17.00%		17.40%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,570		$ 8		$ 8,144

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.23%	(b)	3.98%	(b)	2.98%	(b)
After fees waived and expenses absorbed	1.75%	(b)	2.50%	(b)	1.50%	(b)

Ratio of net investment loss:
Before fees waived and expenses absorbed	(2.39)%	(b)	(3.14)%	(b)	(2.14)%	(b)
After fees waived and expenses absorbed	(0.91)%	(b)	(1.66)%	(b)	(0.66)%	(b)

Portfolio turnover rate	12.47%	(c)	12.47%	(c)	12.47%	(c)

(1)	The JAG Large Cap Growth Fund Class A, Class C, and Class I shares commenced operations on December 22, 2011.

(a)	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(b) Annualized.
(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

JAG LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)                                             SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust, formerly known as Catalyst Funds, (“the Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. There are currently several other series (or funds) of the Trust, and additional series (or funds) may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time. The JAG Large Cap Growth Fund (the “Fund”) is a separate non-diversified series of the Trust.

The Fund offers three classes of shares:  Class A, Class C and Class I Shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

JAG Capital Management LLC (the "Advisor"), acts as advisor to the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings; (e) option contracts are valued at their last sale price, or, if there were no sales on that day, purchased contracts are valued at their last reported current bid price and written contracts are valued at their last reported current ask price. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 -

quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2012:

Level 2
	Level 1	(Other Significant
Security Classification(1)	(Quoted Prices)	Observable Inputs)	Totals
Investments:
Common Stocks(2)	$ 12,396,833	-	$ 12,396,833
Short-Term Investments	72,525	-	72,525
Total Investments	$ 12,469,358	-	$ 12,469,358

(1)

As of and during the period ended March 31, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stock held by the Fund are Level 1 securities.  For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

As of and during the period ended March 31, 2012 there were no transfers between Level 1 and Level 2 investments.

b)

Federal Income Tax - The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. As required by GAAP, management will analyze the Fund’s tax positions taken on future Federal income tax returns.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

d)

Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

e)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption fees and sales charges (loads) - The Fund does not charge redemption fees. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Investments in Class C shares are subject to a CDSC of 1.00% in the event of certain redemptions within one year following purchase.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the period since inception from December 22, 2011 through March 31, 2012, CDSC fees of $65 were paid to the Advisor.

(2)

CAPITAL SHARE TRANSACTIONS

At March 31, 2012, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

	Sold	Redeemed	Reinvested	Net Increase
For the period ended:
March 31, 2012 (1)
Class A
Shares……………………………	391,499	(2,091)	-	389,408
Value…………………………….	$ 4,319,235	$ (23,609)	$ -	$ 4,295,626
Class C
Shares……………………………	714	-	-	714
Value…………………………….	$ 7,450	$ -	$ -	$ 7,450
Class I
Shares……………………………	693,659	(1)	-	693,658
Value…………………………….	$ 7,575,604	$ (13)	$ -	$ 7,575,591

(1) The Fund commenced operations on December 22, 2011.

(3)

INVESTMENT TRANSACTIONS

For the periodsince inception from December 22, 2011 throughMarch 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 12,305,370	$ 762,710

There were no government securities (excluding short-term investments) purchased or sold during the year.

(4)

ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

JAG Capital Management LLC serves as Advisor to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”).  Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund.For its services under the Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of the Fund.  The Advisor paysexpenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Advisory Agreement. For the periodsince inception from December 22, 2011 through March 31, 2012, the Fund incurred $14,733 of advisory fees, before the waiver and reimbursement described below, with $3,741 remaining payable at March 31, 2012.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; 12b-1 fees, borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.50% for all classes of the Fund's shares through January 31, 2013.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. For the period since inception from December 22, 2011 through March 31, 2012, the fund waived fees of $10,574 and reimbursed fees of $11,166.The Advisor may recapture $21,740 no later than September 30, 2015.

Prior to April 30, 2012, the Trust was party to an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix” or “Administrator”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund paid Matrix $15,000 per year plus an asset based fee of 0.15% of the Fund’s first $50 million in assets, with lower fees at higher asset levels, plus reimbursement of outofpocket expenses. For the periodsince inception from December 22, 2011 throughMarch 31, 2012, Matrix earned $8,177 for such services including out of pocket expenses, with $3,514 remaining payable at March 31, 2012.

Prior to March 15, 2012, Matrix provided chief compliance officer services to the Fund. For these services Matrix received $12,000 per year. For the period since inception from December 22, 2011 through March 31, 2012, Matrix earned $2,749 of compliance fees, with $487 remaining payable at March 31, 2012.

Effective March 15, 2012, MFund Services LLC (“MFund”) began providing chief compliance officer services to the Fund.  For its services, MFund will receive a $10,000 per year base fee.  For the period from March 15, 2012 through March 31, 2012, MFund earned compliance fees of $417, with $417 remaining payable at March 31, 2012.

Pursuant to a Services Agreement, MFund Services, LLC (“MFund”) provides the Fund with various management and administrative services.  For these services, the Fund pays MFund a base fee of $5,000 annually, an annual asset-based fee of 0.10% of net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of outofpocket expenses. For the period since inception from December 22, 2011 through March 31, 2012, MFund earned $2,830 for such services including out of pocket expenses, with $1,377 remaining payable at March 31, 2012.

(4)

ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Prior to April 1, 2012, Matrix Capital Group, Inc. acted as Distributor of the Trust’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Trust were officers and/or employees of Matrix.

Through Februrary 27, 2012, the Trust had adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund paid to the Advisor a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shaers and up to 1.00% for the Class C shares based on average daily net assets of each class.  Class A shares were paying 0.25% per annum of 12b-1 fees.  Class I shares were paying 1.00% per annum of 12b-1 fees.  The Advisor, in turn, paid such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan was a compensation plan, which meant that compensation was provided regardless of 12b-1 expenses incurred.

Effective February 28, 2012, the Trust has adopted a New Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares.  Under the New Distribution Plan related to the Class A Shares, the Fund may incur an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares.  Class A Shares of the Fund are currently incurring an annual fee of up to 0.25% of average daily net assets.  Under the Fund’s Plan related to the Class C Shares, the Fund may incur an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares.  The New Distribution Plan is a reimbursement plan, which means that compensation is provided only as 12b-1 expenses are incurred.

For the period since inception from December 22, 2011 through March 31, 2012, the Advisor received $4,385 in underwriter concessions from the sale of shares of the Fund.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at March 31, 2012 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 11,605,499	$ 950,260	$ (86,401)	$ 863,859

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year and will be provided in the Fund’s September 30, 2012 Annual Report.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  There were no distributions paid by the Fund during the period since inception from December 22, 2011 through March 31, 2012.

(6)

COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2012, an officer of the Advisor held 53.54% and Reliance Trust Co. held 25.81% of the voting securities of the Fund, for the sole benefit of customers and may be deemed to control the Fund.

(8)

SUBSEQUENT EVENTS

Effective April 1, 2012, Matrix Capital Group, Inc. resigned as Distributor to the Fund and was replaced by Northern Lights Distributors, LLC.

Effective April 30, 2012, the Services Agreement with Matrix was terminated and a New Services Agreement was entered into between the Trust and Gemini Fund Services, LLC (“GFS”).  Pursuant to the New Services Agreement, the Fund will pay GFS an annual asset-based fee of 0.13% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.

Certain officers of the Fund are officers and/or employees of GFS, an affiliate of the Distributor.

(9)

NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-552-4596; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-552-4596; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Fund paid no distributions during the period since inception from December 22, 2011 through March 31, 2012.

Additional Information (Unaudited) (continued)

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the period since inception from December 22, 2011 through March 31, 2012.

Name of Trustee[1]	Aggregate Compensation From the JAG Large Cap Growth Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the JAG Large Cap Growth Fund Paid to Trustees
Independent Trustees
Tobais Caldwell	$333	Not Applicable	Not Applicable	$333
Tiberiu Weisz	$292	Not Applicable	Not Applicable	$292
Bert Pariser	$292	Not Applicable	Not Applicable	$292
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to all portfolios of the Trust.

Approval of the JAG Large Cap Growth Fund Advisory Agreement

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the “Trust”) on November 29, 2011, the Board considered the approval of the Management Agreement between JAG Capital Management LLC (“JAG”) and the Trust on behalf of the JAG Large Cap Fund (for purposes of this section, the “Fund”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed a report prepared by JAG setting forth, and the adviser’s responses to, a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund.  The Trustees noted that JAG will receive the benefit of 12b-1 fees as a resource for distribution related expenses.

As to the business and the qualifications of the personnel of JAG, the Trustees examined a copy of the firm’s registration statement on Form ADV and discussed, in particular, the experience of its fund management personnel.  The Trustees also reviewed the draft Prospectus and Statement of Additional Information for the Fund.  The Trustees considered JAG’s duties under the terms of the Management Agreement.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  The Board considered the approximately 20 years of performance of a composite of the adviser’s separately managed accounts using a strategy similar to that proposed for the Fund as compared to broad based market indices.  Based upon their review, the Trustees concluded that JAG has the potential to deliver favorable returns.

As to the costs of the services to be provided and the profits to be realized by JAG, the Trustees reviewed the firm’s estimates of its profitability and financial information about the firm.  The Trustees also considered whether JAG had agreed to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  Based on their review, the Trustees concluded that they were satisfied that JAG’s expected level of profitability from its relationship with the Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group.  The Board noted that the Fund would pay 1.00% of its average daily net assets to the adviser.  The Board also noted that the Fund’s proposed management fee and expense ratio were above the averages for funds in the Fund’s peer group, but in line with or lower than certain funds in the peer group.  Following the discussion, the Trustees concluded that the Fund’s proposed management fee was acceptable in light of the quality of services the Fund expects to receive from JAG and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the adviser to share the economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Fund and its shareholders.

Mutual Fund Series Trust

4020 South 147th Street

Omaha, NE  68137

ADVISOR

JAG Capital Management, LLC

9841 Clayton Road

St. Louis, MO  63124

ADMINISTRATOR & TRANSFER AGENT

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE  68137

DISTRIBUTOR

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE  68137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, Ohio 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

ITEM 2.

CODE OF ETHICS.

Not applicable at this time

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By Jerry Szilagyi	/S/ Jerry Szilagyi
President,
Date: June 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: June 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: June 6, 2012